STOCKHOLDERS' EQUITY (DEFICIT) (Details) - USD ($)			6 Months Ended
	Feb. 29, 2024	Jan. 08, 2024	Jun. 30, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares issued			230,734,425
Total proceeds, net of discounts			$ 144,376
Net Proceeds			$ 140,580
Equity Financing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares issued	178,571,428	52,162,997
Total proceeds, net of discounts	$ 100,000	$ 44,736
Effective price per share	$ 0.000560	$ 0.000858
Net Proceeds	$ 100,000	$ 40,580